Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

March 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on  March 1, 2011, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 1, 2011, accession number 0001144204-11-011700.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm Law Offices of DT Chisolm, PC